Leases - Summary of Maturities of Operating Lease Liabilities (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Leases [Abstract]
2023	$ 4,517
2024	3,331
2025	1,240
Total lease payments	9,088
Less: imputed interest	(512)
Present value of lease liability	$ 8,576